SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)	1 Months Ended		9 Months Ended	10 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Number of shares, Granted	495,000	495,000		495,000
Weighted Average Grant Date Fair Value - Granted				$ 2.99
Number of shares, Vested				(6,667)
Weighted Average Grant Date Fair Value - Vested				$ 3.50
Number of shares, Forfeited				(200,000)
Weighted Average Grant Date Fair Value - Forfeited				$ 3.50
Number of shares, Unvested				288,333
Weighted Average Grant Date Fair Value - Unvested				$ 2.62
Aggregate intrinsic value				$ 7,998,367
Number of shares, Unvested			288,333
Weighted Average Grant Date Fair Value - Unvested			$ 2.62
Revision of Prior Period, Reclassification, Adjustment [Member]
Number of shares, Granted	2,278,108	2,278,108
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested			(219,644)
Weighted Average Grant Date Fair Value - Vested			$ 0.57
Number of shares, Forfeited			(255,680)
Weighted Average Grant Date Fair Value - Forfeited			$ 0.60
Number of shares, Unvested			851,655	1,326,979
Weighted Average Grant Date Fair Value - Unvested			$ 0.56	$ 0.57
Number of shares, Unvested			1,326,979
Weighted Average Grant Date Fair Value - Unvested			$ 0.57